Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Summary information by segment
	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	6,235,249	791,978	-	7,027,227
Online games	634,325	-	-	634,325
Membership	284,860	-	-	284,860
Others	91,985	4,926	160,727	257,638

Total net revenues	7,246,419	796,904	160,727	8,204,050

Cost of revenues(1)	(3,900,814)	(1,094,644)	(107,972)	(5,103,430)

Gross profit / (loss)	3,345,605	(297,740)	52,755	3,100,620

Operating expenses(1)
Research and development expenses	(456,375)	(188,334)	(30,521)	(675,230)
Sales and marketing expenses	(259,040)	(68,746)	(59,482)	(387,268)
General and administrative expenses	(375,958)	(71,325)	(35,154)	(482,437)
Goodwill impairment	(3,861)	-	(13,804)	(17,665)
Fair value change of contingent consideration	-	-	-	-

Total operating expenses	(1,095,234)	(328,405)	(138,961)	(1,562,600)

Gain on deconsolidation and disposal of subsidiaries	103,960	-	-	103,960
Other income	129,504	-	-	129,504
Operating income / (loss)	2,483,835	(626,145)	(86,206)	1,771,484

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	9,893	5,677	324	15,894
Research and development expenses	53,085	19,538	6,193	78,816
Sales and marketing expenses	2,781	326	-	3,107
General and administrative expenses	19,523	26,557	13,389	59,469

Share based compensation expenses	85,282	52,098	19,906	157,286

For the year ended December 31, 2015:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	4,183,533	356,324	-	4,539,857
Online games	771,882	-	-	771,882
Membership	291,310	-	-	291,310
Others	170,426	-	123,774	294,200

Total net revenues	5,417,151	356,324	123,774	5,897,249
Cost of revenues(1)	(2,784,637)	(668,493)	(126,614)	(3,579,744)

Gross profit / (loss)	2,632,514	(312,169)	(2,840)	2,317,505

Operating expenses(1)
Research and development expenses	(359,598)	(152,351)	(36,850)	(548,799)
Sales and marketing expenses	(229,295)	(48,303)	(35,272)	(312,870)
General and administrative expenses	(233,086)	(33,318)	(92,070)	(358,474)
Goodwill impairment	(128,035)	-	(182,089)	(310,124)
Fair value change of contingent consideration	107,306	-	185,165	292,471

Total operating expenses	(842,708)	(233,972)	(161,116)	(1,237,796)
Other income	82,300	-	-	82,300
Operating income / (loss)	1,872,106	(546,141)	(163,956)	1,162,009

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	20,932	2,642	389	23,963
Research and development expenses	52,395	11,759	6,797	70,951
Sales and marketing expenses	2,628	655	-	3,283
General and administrative expenses	49,137	5,425	32,613	87,175

Share based compensation expenses	125,092	20,481	39,799	185,372

For the year ended December 31, 2014:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB
Net revenues
Live streaming	2,322,008	153,371	-	2,475,379
Online games	811,699	-	-	811,699
Membership	205,199	-	-	205,199
Others	185,141	-	950	186,091

Total net revenues	3,524,047	153,371	950	3,678,368

Cost of revenues(1)	(1,576,347)	(258,740)	(14,062)	(1,849,149)

Gross profit / (loss)	1,947,700	(105,369)	(13,112)	1,829,219

Operating expenses(1)
Research and development expenses	(287,547)	(122,570)	(21,071)	(431,188)
Sales and marketing expenses	(96,159)	(6,223)	(145)	(102,527)
General and administrative expenses	(191,288)	(30,201)	(1,530)	(223,019)

Total operating expenses	(574,994)	(158,994)	(22,746)	(756,734)

Other income	6,319	-	-	6,319

Operating income / (loss)	1,379,025	(264,363)	(35,858)	1,078,804

(1) Share based compensation was allocated in cost of revenues and operating expenses as follows:

	YY Live	Huya	100 Education	Total
	RMB	RMB	RMB	RMB

Cost of revenues	16,264	1,473	300	18,037
Research and development expenses	37,833	11,377	4,931	54,141
Sales and marketing expenses	2,581	226	-	2,807
General and administrative expenses	53,111	6,487	49	59,647

Share based compensation expenses	109,789	19,563	5,280	134,632